Subsequent Events	9 Months Ended
Sep. 30, 2015
Subsequent Events
Subsequent Events

20. Subsequent Events

On October 22, 2015, the board of directors of the Partnership’s General Partner declared a quarterly cash distribution of $0.3175 per unit, or $1.27 per unit on an annualized basis, for the quarter ended September 30, 2015.  This distribution represents a 10.4% increase over the Partnership’s minimum quarterly distribution of $0.2875 per unit, and was paid on November 13, 2015 to unitholders of record as of November 3, 2015.